Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Textual [Abstract]
Management fees for services by Kitara Signing Holder	$ 250	$ 399
Total liability of related parties	0	343
Amount of working capital adjustment	1,074	0
Kitara Signing Holders [Member]
Related Party Transactions Textual [Abstract]
Exceed In Working Capital	2,500
Amount of working capital adjustment	$ 904